                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10359

Morgan Stanley Mid-Cap Value Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY MID-CAP VALUE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE YEAR ENDED AUGUST 31, 2003

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2003

                                                 S&P           LIPPER
                                             MID-CAP     MID-CAP CORE
CLASS A   CLASS B   CLASS C   CLASS D   400 INDEX(1)   FUNDS INDEX(2)
 23.44%    22.45%    22.45%    23.63%         18.42%           20.49%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

At the beginning of the 12-month period ended August 31, 2003, corporate malfeasance, geopolitical and terrorism concerns and a sluggish economy all weighed heavily on the market. Equities recovered briefly during October and November; however, as investors responded positively to third-quarter earnings announcements and the Federal Reserve cut short-term interest rates to levels not seen since 1961, stocks went on to give back much of their gains during the next three months amid ongoing concerns about Iraq.

Starting in mid-March, though, equity markets staged a powerful rally. Investors reacted positively to the swift U.S. victory in Iraq as well as encouraging economic data and reports of corporate earnings that exceeded expectations. Long-term bond yields declined and mortgage rates fell to record lows (before subsequently rising again), triggering an increase in refinancing activity. By the end of the period, investor pessimism about exogenous issues had largely been replaced by cautious optimism, buoyed by a nascent economic and capital markets recovery.

PERFORMANCE ANALYSIS

The Fund's outperformance of its benchmark, the Standard & Poor's Mid-Cap 400 Index, was driven primarily by stock selection, particularly within the technology, financial services, and utilities sectors. The Fund benefited from a number of technology stocks that rallied strongly from the depressed levels at which we'd initiated or increased positions. We focused on companies with strong balance sheets, particularly software and semiconductor-related names that were among the top contributors within the sector. Within financial services, the Fund enjoyed solid performance in the areas of insurance and reinsurance as well as credit and finance. Finally, a number of the Fund's utilities holdings benefited from a reduction in liquidity fears as many companies took significant steps to improve their balance sheets through debt refinancing or asset sales. Sector allocations also contributed somewhat to relative performance during the period, particularly the Fund's overweightings in technology and health care.

On the negative side, a slight overweighting in basic resources and underweighting in retail were marginal detractors. Stock selection within a number of consumer-oriented sectors, including retail and consumer services, also hurt the Fund's relative performance.

During the period, we increased the Fund's focus on companies with high levels of free cash flow. We view free cash flow as a valuable attribute because it enables companies to initiate or increase dividends, repurchase stock or reinvest in their businesses. We slightly increased the extent of the Fund's technology overweighting, reflecting our more favorable outlook for growth in business spending versus growth in consumer spending. We also increased exposure to financial services and utilities, in each case moving from an underweighting to a slight overweighting. We reduced exposure to consumer services and nondurables, and continued to underweight consumer-related sectors generally. Finally, we moved from an overweighting to a modest underweighting in health care, primarily by reducing exposure to health care services and health technology.

TOP 10 HOLDINGS

Gilead Sciences Inc.                         1.7%

Williams Companies Inc.                      1.5

Jones Apparel Group Inc.                     1.3

The BISYS Group Inc.                         1.2

SPX Corp.                                    1.2

Nationwide Financial Services Inc.           1.0

Siebel Systems Inc.                          1.0

Noble Corp.                                  1.0

National Commerce Financial Corp.            1.0

Compuware Corp.                              1.0

TOP FIVE INDUSTRIES

Regional Banks                               5.6%

Biotechnology                                5.5

Electric Utilities                           4.5

Data Processing Services                     4.1

Semiconductors                               3.7

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND'S INVESTMENT MANAGER SEEKS TO IDENTIFY COMPANIES WHOSE EQUITY APPEARS UNDERVALUED, AND MEASURES THE RELATIVE ATTRACTIVENESS OF THE FUND'S CURRENT HOLDINGS AGAINST POTENTIAL PURCHASES.

2. TO IDENTIFY A LIST OF POTENTIAL INVESTMENTS, THE INVESTMENT MANAGER UTILIZES A SCREENING PROCESS AND THEN APPLIES A FUNDAMENTAL ANALYSIS, WHICH INCLUDES SUCH FACTORS AS EARNINGS GROWTH, EARNINGS ESTIMATE REVISIONS, GROWTH STABILITY AND MARKET VALUATION IN ORDER TO ARRIVE AT OVERALL STOCK SELECTION.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)    CLASS A    CLASS B     CLASS C    CLASS D     S&P 400(1)  LIPPER(2)
       29-Oct-01    $  9,475   $ 10,000    $ 10,000   $ 10,000      $ 10,000   $ 10,000
       30-Nov-01    $ 10,006   $ 10,560    $ 10,560   $ 10,570      $ 10,600   $ 10,631
       28-Feb-02    $  9,829   $ 10,343    $ 10,343   $ 10,378      $ 11,103   $ 10,794
       31-May-02    $  9,592   $ 10,073    $ 10,072   $ 10,137      $ 11,642   $ 11,102
       31-Aug-02    $  7,770   $  8,153    $  8,152   $  8,224      $  9,794   $  9,361
       30-Nov-02    $  8,017   $  8,393    $  8,392   $  8,485      $  9,840   $  9,631
       28-Feb-03    $  7,125   $  7,442    $  7,442   $  7,543      $  9,033   $  8,810
       31-May-03    $  8,577   $  8,943    $  8,942   $  9,086      $ 10,580   $ 10,296
       31-Aug-03    $  9,592^  $  9,584^   $  9,982^  $ 10,167^     $ 11,598   $ 11,279

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2003

                          CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+     CLASS D SHARES++
                             10/29/01             10/29/01             10/29/01            10/29/01
SYMBOL                             MDFAX                MDFBX                MDFCX               MDFDX
-----------------------------------------------------------------------------------------------------------
1 YEAR                           23.44%(3)           22.45%(3)             22.45%(3)           23.63%(3)
                                 16.96(4)            17.45(4)              21.45(4)

SINCE INCEPTION                   0.67(3)            (0.09)(3)             (0.10)(3)            0.91(3)
                                 (2.24)(4)           (2.29)(4)             (0.10)(4)

----------
Notes on Performance

(1) THE STANDARD AND POOR'S MID-CAP 400 INDEX (S&P 400) IS A MARKET-VALUE WEIGHTED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MID-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MID-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

^    CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2003.

MORGAN STANLEY MID-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003

 NUMBER OF
   SHARES                                                                VALUE
-----------------------------------------------------------------------------------
             COMMON STOCKS (98.1%)
             ADVERTISING/MARKETING SERVICES (0.4%)
   69,021    DoubleClick Inc.*                                     $        777,867
   19,100    Harte-Hanks Inc.                                               362,900
                                                                   ----------------
                                                                          1,140,767
                                                                   ----------------
             AEROSPACE & DEFENSE (1.3%)
   57,126    Goodrich Corp.                                               1,486,990
   26,275    Lockheed Martin Corp.                                        1,346,068
   25,600    Raytheon Co.                                                   820,736
                                                                   ----------------
                                                                          3,653,794
                                                                   ----------------
             AIR FREIGHT/COURIERS (0.1%)
    9,937    CNF Inc.                                                       295,129
                                                                   ----------------
             APPAREL/FOOTWEAR (1.3%)
  112,900    Jones Apparel Group, Inc.                                    3,487,481
                                                                   ----------------
             APPAREL/FOOTWEAR RETAIL (1.0%)
   45,700    Abercrombie & Fitch Co.
              (Class A)*                                                  1,391,108
   45,895    Foot Locker, Inc.                                              760,480
   41,400    Too, Inc.*                                                     671,508
                                                                   ----------------
                                                                          2,823,096
                                                                   ----------------
             AUTO PARTS: O.E.M. (0.5%)
   15,786    ArvinMeritor, Inc.                                             297,093
   21,825    Lear Corp.*                                                  1,212,379
                                                                   ----------------
                                                                          1,509,472
                                                                   ----------------
             BEVERAGES: ALCOHOLIC (0.3%)
   27,100    Constellation Brands Inc.
              (Class A)*                                                    779,125
                                                                   ----------------
             BIOTECHNOLOGY (5.5%)
   31,074    Cephalon, Inc.*                                              1,378,132
   68,425    Gilead Sciences, Inc.*                                       4,563,947
   11,425    ICOS Corp.*                                                    444,889
   50,775    IDEC Pharmaceuticals Corp.*                                  1,764,431
   55,400    Medicines Company (The)*                                     1,587,210
   64,000    MGI Pharma, Inc.*                                            2,469,760
   54,750    Trimeris, Inc.*                                              2,335,087
   61,325    Vertex Pharmaceuticals, Inc.*                                  772,695
                                                                   ----------------
                                                                         15,316,151
                                                                   ----------------
             BROADCASTING (1.3%)
   25,400    Citadel Broadcasting Co.*                             $        560,832
   32,700    Cox Radio, Inc. (Class A)*                                     789,378
   73,425    Westwood One, Inc.*                                          2,356,942
                                                                   ----------------
                                                                          3,707,152
                                                                   ----------------
             CASINO/GAMING (0.8%)
   26,950    GTECH Holdings Corp.                                         1,142,141
   18,600    Harrah's Entertainment, Inc.                                   770,412
   32,786    Park Place Entertainment
              Corp.*                                                        287,861
                                                                   ----------------
                                                                          2,200,414
                                                                   ----------------
             CHEMICALS: AGRICULTURAL (0.9%)
  321,275    IMC Global Inc.                                              2,515,583
                                                                   ----------------
             CHEMICALS: MAJOR DIVERSIFIED (0.5%)
   39,249    Eastman Chemical Co.                                         1,405,507
    5,049    Hercules Inc.*                                                  56,549
                                                                   ----------------
                                                                          1,462,056
                                                                   ----------------
             CHEMICALS: SPECIALTY (0.2%)
   16,200    Lubrizol Corp. (The)                                           550,800
                                                                   ----------------
             COAL (0.2%)
   20,800    Arch Coal, Inc.                                                477,360
                                                                   ----------------
             COMPUTER COMMUNICATIONS (0.9%)
  197,743    3Com Corp.*                                                  1,127,135
   14,400    Avocent Corp.*                                                 420,480
   24,300    Emulex Corp.*                                                  588,303
   36,100    McDATA Corp. (Class A)*                                        366,415
                                                                   ----------------
                                                                          2,502,333
                                                                   ----------------
             CONTAINERS/PACKAGING (1.4%)
   99,400    Crown Holdings, Inc.*                                          737,548
   66,088    Pactiv Corp.*                                                1,327,047
   75,038    Sonoco Products Co.                                          1,708,615
                                                                   ----------------
                                                                          3,773,210
                                                                   ----------------
             CONTRACT DRILLING (1.8%)
   20,400    ENSCO International Inc.                                       570,180
   47,467    GlobalSantaFe Corp.                                          1,177,182
   75,925    Noble Corp. (Cayman Islands)*                                2,746,966

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
-----------------------------------------------------------------------------------
   29,875    Pride International, Inc.*                            $        510,564
                                                                   ----------------
                                                                          5,004,892
                                                                   ----------------
             DATA PROCESSING SERVICES (4.1%)
  116,300    Acxiom Corp.*                                                1,879,408
   35,924    Affiliated Computer Services,
              Inc. (Class A)*                                             1,782,190
  184,286    BISYS Group, Inc. (The)*                                     3,381,648
    9,000    Certergy Inc.                                                  272,250
   85,300    Concord EFS, Inc.*                                           1,181,405
   67,625    DST Systems, Inc.*                                           2,677,950
    1,600    Hewitt Associates, Inc.
              (Class A)*                                                     39,920
                                                                   ----------------
                                                                         11,214,771
                                                                   ----------------
             DEPARTMENT STORES (0.4%)
   25,875    Federated Department
              Stores, Inc.                                                1,130,737
                                                                   ----------------
             DISCOUNT STORES (1.1%)
   14,476    BJ's Wholesale Club, Inc.*                                     316,156
   66,075    Dollar Tree Stores, Inc.*                                    2,592,122
                                                                   ----------------
                                                                          2,908,278
                                                                   ----------------
             ELECTRIC UTILITIES (4.5%)
  207,800    Allegheny Energy, Inc.                                       1,926,306
   40,750    American Electric Power
              Co., Inc.                                                   1,153,632
   80,600    Aquila, Inc.                                                   195,052
   45,300    Constellation Energy
              Group, Inc.                                                 1,648,467
   55,998    DQE, Inc.                                                      825,970
   85,476    Edison International*                                        1,612,077
   52,451    Energy East Corp.                                            1,132,417
   41,811    Exelon Corp.                                                 2,462,668
   20,500    FirstEnergy Corp.                                              599,830
   12,400    PNM Resources Inc.                                             339,760
   95,700    Reliant Resources, Inc.*                                       442,134
                                                                   ----------------
                                                                         12,338,313
                                                                   ----------------
             ELECTRICAL PRODUCTS (0.4%)
   22,500    Cooper Industries Ltd.
              (Class A)                                                   1,145,025
                                                                   ----------------
             ELECTRONIC COMPONENTS (2.0%)
   96,000    Celestica, Inc.*                                      $      1,684,800
  434,450    Solectron Corp.*                                             2,576,289
   81,825    Vishay Intertechnology, Inc.*                                1,347,658
                                                                   ----------------
                                                                          5,608,747
                                                                   ----------------
             ELECTRONIC DISTRIBUTORS (2.3%)
  112,300    Avnet, Inc.*                                                 2,027,015
   33,750    CDW Corp.                                                    1,741,838
   74,099    Tech Data Corp.*                                             2,471,202
                                                                   ----------------
                                                                          6,240,055
                                                                   ----------------
             ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
   71,600    ASML Holding NV
              (Netherlands)*                                              1,138,440
   47,500    Cadence Design Systems,
              Inc.*                                                         675,450
   12,300    Credence Systems Corp.*                                        141,327
   14,150    Lam Research Corp.*                                            363,938
                                                                   ----------------
                                                                          2,319,155
                                                                   ----------------
             ELECTRONICS/APPLIANCE STORES (0.3%)
   51,700    Hollywood Entertainment
              Corp.*                                                        898,029
                                                                   ----------------
             ENGINEERING & CONSTRUCTION (0.3%)
   23,100    Fluor Corp.                                                    851,004
                                                                   ----------------
             ENVIRONMENTAL SERVICES (0.7%)
   45,374    Allied Waste Industries, Inc.*                                 501,836
   41,600    Waste Connections, Inc.*                                     1,465,568
                                                                   ----------------
                                                                          1,967,404
                                                                   ----------------
             FINANCE/RENTAL/LEASING (2.1%)
  195,900    AmeriCredit Corp.*                                           2,102,007
   19,200    CapitalSource, Inc.*                                           337,920
   24,200    CIT Group, Inc.                                                659,450
   21,100    Countrywide Financial Corp.                                  1,431,635
   38,425    GATX Corp.                                                     813,842
   26,739    United Rentals, Inc.*                                          451,354
                                                                   ----------------
                                                                          5,796,208
                                                                   ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
-----------------------------------------------------------------------------------
             FINANCIAL CONGLOMERATES (0.4%)
   22,700    State Street Corp.                                    $        997,665
                                                                   ----------------
             FOOD DISTRIBUTORS (0.5%)
   51,600    ARAMARK Corp. (Class B)*                                     1,290,000
                                                                   ----------------
             FOOD RETAIL (1.0%)
   87,338    Kroger Co.*                                                  1,677,763
   44,500    Safeway Inc.*                                                1,086,245
                                                                   ----------------
                                                                          2,764,008
                                                                   ----------------
             FOOD: MAJOR DIVERSIFIED (0.3%)
   43,675    Sara Lee Corp.                                                 828,952
                                                                   ----------------
             FOOD: MEAT/FISH/DAIRY (0.4%)
   34,824    Smithfield Foods, Inc.*                                        705,186
   36,400    Tyson Foods, Inc. (Class A)                                    407,680
                                                                   ----------------
                                                                          1,112,866
                                                                   ----------------
             GAS DISTRIBUTORS (1.7%)
  148,700    Dynegy, Inc. (Class A)*                                        459,483
   50,686    Equitable Resources, Inc.                                    2,000,576
    2,437    KeySpan Corp.                                                   82,249
    9,350    Nicor Inc.                                                     317,807
   59,073    Sempra Energy                                                1,757,422
                                                                   ----------------
                                                                          4,617,537
                                                                   ----------------
             HOME FURNISHINGS (0.5%)
   55,200    Leggett & Platt, Inc.                                        1,278,432
                                                                   ----------------
             HOSPITAL/NURSING MANAGEMENT (1.3%)
   55,700    Community Health Care*                                       1,280,543
   41,050    LifePoint Hospitals, Inc.*                                   1,182,651
   23,949    Universal Health Services, Inc.
              (Class B)*                                                  1,192,181
                                                                   ----------------
                                                                          3,655,375
                                                                   ----------------
             HOUSEHOLD/PERSONAL CARE (0.4%)
   53,600    Dial Corp. (The)                                             1,086,472
                                                                   ----------------
             INDUSTRIAL CONGLOMERATES (1.2%)
   64,976    SPX Corp.*                                                   3,206,566
                                                                   ----------------
             INDUSTRIAL MACHINERY (1.3%)
   21,174    Flowserve Corp.*                                               445,713
   28,749    Kennametal Inc.                                       $      1,130,411
   26,400    Parker-Hannifin Corp.                                        1,307,328
   15,300    Tecumseh Products Co.
              (Class A)                                                     600,066
                                                                   ----------------
                                                                          3,483,518
                                                                   ----------------
             INDUSTRIAL SPECIALTIES (0.7%)
   93,587    GrafTech International Ltd..*                                  748,696
   89,147    RPM International, Inc.                                      1,215,965
                                                                   ----------------
                                                                          1,964,661
                                                                   ----------------
             INFORMATION TECHNOLOGY SERVICES (1.0%)
  162,536    BearingPoint, Inc.*                                          1,332,795
   62,521    PeopleSoft, Inc.*                                            1,131,630
   48,700    Wind River Systems, Inc.*                                      362,815
                                                                   ----------------
                                                                          2,827,240
                                                                   ----------------
             INSURANCE BROKERS/SERVICES (0.3%)
    3,350    Gallagher (Arthur J.) & Co.                                     90,450
   23,700    Willis Group Holdings Ltd.                                     687,063
                                                                   ----------------
                                                                            777,513
                                                                   ----------------
             INTERNET RETAIL (0.2%)
   14,600    InterActiveCorp*                                               540,346
                                                                   ----------------
             INTERNET SOFTWARE/SERVICES (1.7%)
   65,900    Internet Security Systems,
              Inc.*                                                         823,091
  276,204    Siebel Systems, Inc.*                                        2,784,136
   80,100    VeriSign, Inc.*                                              1,199,097
                                                                   ----------------
                                                                          4,806,324
                                                                   ----------------
             INVESTMENT BANKS/BROKERS (1.9%)
   10,700    Bear Stearns Companies,
              Inc. (The)                                                    748,786
  156,200    E*TRADE Group, Inc.*                                         1,441,726
   36,600    LaBranche & Co., Inc.                                          637,938
    5,700    Legg Mason, Inc.                                               409,431
   28,924    Lehman Brothers Holdings,
              Inc.                                                        1,901,175
                                                                   ----------------
                                                                          5,139,056
                                                                   ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
-----------------------------------------------------------------------------------
             INVESTMENT MANAGERS (2.3%)
   15,749    Affiliated Managers Group,
              Inc.*                                                $      1,067,782
   69,700    Amvescap PLC (ADR)
              (United Kingdom)                                            1,117,988
   69,575    Investors Financial Services
              Corp.                                                       2,079,597
   62,060    Mellon Financial Corp.                                       1,945,581
    7,599    Waddell & Reed Financial, Inc.
              (Class A)                                                     195,674
                                                                   ----------------
                                                                          6,406,622
                                                                   ----------------
             LIFE/HEALTH INSURANCE (1.0%)
   48,200    Lincoln National Corp.                                       1,707,244
   84,200    UnumProvident Corp.                                          1,187,220
                                                                   ----------------
                                                                          2,894,464
                                                                   ----------------
             MAJOR BANKS (0.7%)
   37,463    Comerica, Inc.                                               1,848,424
                                                                   ----------------
             MAJOR TELECOMMUNICATIONS (0.2%)
   95,862    Cincinnati Bell Inc.*                                          541,620
                                                                   ----------------
             MANAGED HEALTH CARE (2.8%)
   34,425    Anthem, Inc.*                                                2,519,910
  101,521    Caremark Rx, Inc.*                                           2,551,223
   41,325    Coventry Health Care, Inc.*                                  1,939,796
   19,000    Health Net Inc.*                                               604,770
                                                                   ----------------
                                                                          7,615,699
                                                                   ----------------
             MEDICAL SPECIALTIES (1.1%)
   20,476    St. Jude Medical, Inc.*                                      1,066,185
   84,800    STERIS Corp.*                                                1,986,016
                                                                   ----------------
                                                                          3,052,201
                                                                   ----------------
             METAL FABRICATIONS (0.3%)
   19,025    Harsco Corp.                                                   741,785
                                                                   ----------------
             MISCELLANEOUS COMMERCIAL SERVICES (0.4%)
    7,600    Fair Isaac Corp.                                               445,360
   38,250    The Brink's Co.                                                625,388
                                                                   ----------------
                                                                          1,070,748
                                                                   ----------------
             MOVIES/ENTERTAINMENT (0.4%)
    6,200    International Speedway Corp.
              (Class A)                                            $        248,620
   64,000    Metro-Goldwyn-Mayer Inc.*                                      926,720
                                                                   ----------------
                                                                          1,175,340
                                                                   ----------------
             MULTI-LINE INSURANCE (1.7%)
   34,700    Hartford Financial Services
              Group, Inc. (The)                                           1,846,734
   94,725    Nationwide Financial Services,
              Inc. (Class A)                                              2,794,388
                                                                   ----------------
                                                                          4,641,122
                                                                   ----------------
             OIL & GAS PIPELINES (1.7%)
   16,126    Kinder Morgan Management,
              LLC*                                                          601,500
  447,200    Williams Companies, Inc. (The)                               4,082,936
                                                                   ----------------
                                                                          4,684,436
                                                                   ----------------
             OIL & GAS PRODUCTION (1.2%)
   15,607    Apache Corp.                                                 1,076,571
      821    Cross Timbers Royalty Trust                                     18,341
  110,966    XTO Energy Inc.                                              2,329,176
                                                                   ----------------
                                                                          3,424,088
                                                                   ----------------
             OIL REFINING/MARKETING (0.7%)
   46,099    Valero Energy Corp.                                          1,816,301
                                                                   ----------------
             OILFIELD SERVICES/EQUIPMENT (2.4%)
    9,500    Baker Hughes Inc.                                              317,870
    6,199    Cooper Cameron Corp.*                                          301,023
   85,787    FMC Technologies, Inc.*                                      2,030,578
   10,600    National-Oilwell, Inc.*                                        207,548
   27,087    Schlumberger Ltd.                                            1,341,077
    4,575    Smith International, Inc.*                                     178,837
   18,200    Tidewater, Inc.                                                522,704
   52,412    Varco International, Inc.*                                     904,107
   20,862    Weatherford International
              Ltd.*                                                         783,994
                                                                   ----------------
                                                                          6,587,738
                                                                   ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
-----------------------------------------------------------------------------------
             OTHER CONSUMER SERVICES (0.9%)
  250,447    Bally Total Fitness Holding
              Corp.*                                               $      2,424,327
                                                                   ----------------
             OTHER METALS/MINERALS (0.3%)
   48,697    Olin Corp.                                                     886,772
                                                                   ----------------
             PACKAGED SOFTWARE (3.1%)
    3,775    Ascential Software Corp.*                                       66,063
   94,825    BMC Software, Inc.*                                          1,392,031
  456,262    Compuware Corp.*                                             2,714,759
   51,900    Informatica Corp.*                                             461,391
   61,400    NetIQ Corp.*                                                   826,444
  105,200    Network Associates, Inc.*                                    1,464,384
   91,400    Quest Software, Inc.*                                          969,754
   46,400    Sybase, Inc.*                                                  784,624
                                                                   ----------------
                                                                          8,679,450
                                                                   ----------------
             PERSONNEL SERVICES (0.4%)
   29,899    Manpower, Inc.                                               1,163,370
                                                                   ----------------
             PHARMACEUTICALS: GENERIC DRUGS (0.4%)
   14,399    Barr Laboratories, Inc.*                                       974,380
                                                                   ----------------
             PHARMACEUTICALS: OTHER (1.2%)
   13,800    Biovail Corp. (Canada)*                                        573,114
   81,500    Endo Pharmaceuticals
              Holdings, Inc.*                                             1,381,425
   63,200    United Therapeutics Corp.*                                   1,448,544
                                                                   ----------------
                                                                          3,403,083
                                                                   ----------------
             PROPERTY - CASUALTY INSURERS (1.0%)
   20,338    American Financial Group, Inc.                                 444,995
   11,536    Everest Re Group, Ltd. (ADR)
              (Bermuda)                                                     845,589
   34,549    Ohio Casualty Corp.*                                           476,776
   34,113    Platinum Underwriters
              Holdings Ltd. (Bermuda)                                       926,168
                                                                   ----------------
                                                                          2,693,528
                                                                   ----------------
             PUBLISHING: BOOKS/MAGAZINES (0.2%)
   44,475    Reader's Digest Assoc., Inc.
              (The) (Class A)                                               541,261
                                                                   ----------------
             PUBLISHING: NEWSPAPERS (0.3%)
   35,100    Belo Corp. (Series A)                                 $        818,532
                                                                   ----------------
             PULP & PAPER (0.7%)
   43,525    Bowater, Inc.                                                1,885,068
                                                                   ----------------
             RECREATIONAL PRODUCTS (0.5%)
   40,043    Activision, Inc.*                                              516,955
   42,689    Hasbro, Inc.                                                   789,747
                                                                   ----------------
                                                                          1,306,702
                                                                   ----------------
             REGIONAL BANKS (5.6%)
   52,800    Banknorth Group, Inc.                                        1,483,680
   64,553    Charter One Financial, Inc.                                  2,001,143
   17,700    City National Corp.                                            915,090
   25,900    Colonial BancGroup, Inc. (The)                                 379,435
   41,900    Commerce Bancorp, Inc.                                       1,696,950
   31,475    Compass Bancshares, Inc.                                     1,082,111
   39,600    FirstMerit Corp.                                             1,003,068
   32,425    Greater Bay Bancorp                                            666,982
   47,624    Hibernia Corp. (Class A)                                       988,198
   19,974    Mercantile Bankshares Corp.                                    815,938
  109,351    National Commerce Financial
              Corp.                                                       2,733,775
      200    Provident Financial Group, Inc.                                  5,342
   30,876    Zions Bancorporation                                         1,719,793
                                                                   ----------------
                                                                         15,491,505
                                                                   ----------------
             RESTAURANTS (0.8%)
   37,300    Brinker International, Inc.*                                 1,275,660
   10,525    CBRL Group, Inc.                                               367,112
   27,950    Darden Restaurants, Inc.                                       609,310
                                                                   ----------------
                                                                          2,252,082
                                                                   ----------------
             SAVINGS BANKS (1.6%)
   53,700    Astoria Financial Corp.                                      1,725,918
   21,900    GreenPoint Financial Corp.                                     741,972
    7,725    Independence Community
              Bank Corp.                                                    255,311
   89,400    Sovereign Bancorp, Inc.                                      1,759,392
                                                                   ----------------
                                                                          4,482,593
                                                                   ----------------
             SEMICONDUCTORS (3.7%)
  116,144    Fairchild Semiconductor Corp.
              (Class A)*                                                  2,055,749

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
-----------------------------------------------------------------------------------
   39,800    GlobespanVirata, Inc.*                                $        302,878
  154,417    Integrated Device Technology,
              Inc.*                                                       2,154,117
   33,164    Intersil Corp. (Class A)*                                      966,067
   25,649    Microchip Technology Inc.                                      718,428
   68,900    National Semiconductor
              Corp.*                                                      2,007,746
   66,137    RF Micro Devices, Inc.*                                        583,328
  162,700    Silicon Storage Technology,
              Inc.*                                                       1,371,561
                                                                   ----------------
                                                                         10,159,874
                                                                   ----------------
             SPECIALTY INSURANCE (1.9%)
   69,374    PMI Group, Inc. (The)                                        2,454,452
   56,672    Radian Group, Inc.                                           2,697,020
                                                                   ----------------
                                                                          5,151,472
                                                                   ----------------
             SPECIALTY STORES (2.3%)
   43,326    Barnes & Noble, Inc.*                                        1,135,141
  110,425    Borders Group, Inc.*                                         2,135,620
   41,413    Linens 'N Things, Inc.*                                      1,196,836
   26,750    Michaels Stores, Inc.                                        1,215,788
   18,975    Pier 1 Imports, Inc.                                           390,316
    9,062    Williams-Sonoma, Inc.*                                         277,388
                                                                   ----------------
                                                                          6,351,089
                                                                   ----------------
             STEEL (0.1%)
   94,525    AK Steel Holding Corp.*                                        249,546
                                                                   ----------------
             TELECOMMUNICATION EQUIPMENT (1.0%)
   57,400    Andrew Corp.*                                                  710,612
  571,000    Lucent Technologies Inc.*                                    1,090,610
   54,161    Polycom, Inc.*                                                 929,403
   15,074    Powerwave Technologies,
              Inc.*                                                         127,375
                                                                   ----------------
                                                                          2,858,000
                                                                   ----------------
             TOOLS/HARDWARE (0.6%)
   51,800    Stanley Works (The)                                          1,567,986
                                                                   ----------------
             TRUCKING (0.2%)
   20,062    Yellow Corp.*                                                  562,538
                                                                   ----------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (1.8%)
   63,675    AGCO Corp.*                                                  1,405,944
   99,800    Federal Signal Corp.                                  $      2,005,980
   32,589    Navistar International Corp.*                                1,457,706
                                                                   ----------------
                                                                          4,869,630
                                                                   ----------------
             WHOLESALE DISTRIBUTORS (0.2%)
   14,000    Fisher Scientific
             International, Inc.*                                           549,080
                                                                   ----------------
             WIRELESS TELECOMMUNICATIONS (0.4%)
  130,650    AT&T Wireless Services Inc.*                                 1,126,203
                                                                   ----------------

             TOTAL COMMON STOCKS
              (COST $223,044,281)                                       270,941,731
                                                                   ----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (1.5%)
             REPURCHASE AGREEMENT
$   4,284    Joint repurchase agreement
              account 1.05% due 09/02/03
              (dated 08/29/03; proceeds
              $4,284,500) (a)
              (COST $4,284,000)                                           4,284,000
                                                                   ----------------

TOTAL INVESTMENTS
 (COST $227,328,281) (b)                                99.6%           275,225,731
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                             0.4              1,042,395
                                                       -----       ----------------
NET ASSETS                                             100.0%      $    276,268,126
                                                       =====       ================

----------
    ADR AMERICAN DEPOSITORY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
    (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
    (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $235,800,935. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $41,145,806 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,721,010, RESULTING IN NET UNREALIZED APPRECIATION OF $39,424,796.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003

ASSETS:
Investments in securities, at value (cost $227,328,281)     $   275,225,731
Receivable for:
  Investments sold                                                5,111,042
  Shares of beneficial interest sold                              1,364,292
  Dividends                                                         201,325
Prepaid expenses and other assets                                    91,340
                                                            ---------------
    TOTAL ASSETS                                                281,993,730
                                                            ---------------
LIABILITIES:
Payable for:
  Investments purchased                                           5,252,675
  Investment management fee                                         177,646
  Shares of beneficial interest redeemed                            142,615
  Distribution fee                                                   52,267
Accrued expenses and other payables                                 100,401
                                                            ---------------
    TOTAL LIABILITIES                                             5,725,604
                                                            ---------------
    NET ASSETS                                              $   276,268,126
                                                            ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                             $   257,448,939
Net unrealized appreciation                                      47,897,450
    Accumulated net realized loss                               (29,078,263)
                                                            ---------------
    NET ASSETS                                              $   276,268,126
                                                            ===============
CLASS A SHARES:
Net Assets                                                  $     3,172,748
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)           313,753
    NET ASSET VALUE PER SHARE                               $         10.11
                                                            ===============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value)         $         10.67
                                                            ===============
CLASS B SHARES:
Net Assets                                                  $    56,822,517
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)         5,691,894
    NET ASSET VALUE PER SHARE                               $          9.98
                                                            ===============
CLASS C SHARES:
Net Assets                                                  $     7,238,283
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)           725,050
    NET ASSET VALUE PER SHARE                               $          9.98
                                                            ===============
CLASS D SHARES:
Net Assets                                                  $   209,034,578
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)        20,590,998
    NET ASSET VALUE PER SHARE                               $         10.15
                                                            ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

NET INVESTMENT LOSS:
INCOME
Dividends                                                   $     2,112,052
Interest                                                            100,909
                                                            ---------------
    TOTAL INCOME                                                  2,212,961
                                                            ---------------
EXPENSES
Investment management fee                                         1,633,679
Transfer agent fees and expenses                                    633,786
Distribution fee (Class A shares)                                     6,675
Distribution fee (Class B shares)                                   492,459
Distribution fee (Class C shares)                                    59,495
Professional fees                                                    65,721
Registration fees                                                    62,753
Custodian fees                                                       55,902
Shareholder reports and notices                                      55,345
Trustees' fees and expenses                                          14,079
Other                                                                 6,793
                                                            ---------------
    TOTAL EXPENSES                                                3,086,687
                                                            ---------------
    NET INVESTMENT LOSS                                            (873,726)
                                                            ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss                                               (15,371,350)
Net change in unrealized depreciation                            70,528,599
                                                            ---------------
    NET GAIN                                                     55,157,249
                                                            ---------------
NET INCREASE                                                $    54,283,523
                                                            ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        FOR THE PERIOD
                                                                    FOR THE YEAR       OCTOBER 29, 2001*
                                                                        ENDED               THROUGH
                                                                   AUGUST 31, 2003      AUGUST 31, 2002
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                               $        (873,726)   $        (730,564)
Net realized loss                                                       (15,371,350)         (13,706,913)
Net change in unrealized depreciation                                    70,528,599          (22,631,149)
                                                                  -----------------    -----------------

    NET INCREASE (DECREASE)                                              54,283,523          (37,068,626)
                                                                  -----------------    -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                   --               (2,609)
Class B shares                                                                   --              (10,258)
Class C shares                                                                   --                 (946)
Class D shares                                                                   --               (5,688)
                                                                  -----------------    -----------------

    TOTAL DIVIDENDS                                                              --              (19,501)
                                                                  -----------------    -----------------

Net increase from transactions in shares of beneficial interest          63,479,985          195,492,745
                                                                  -----------------    -----------------

    NET INCREASE                                                        117,763,508          158,404,618

NET ASSETS:
Beginning of period                                                     158,504,618              100,000
                                                                  -----------------    -----------------

END OF PERIOD                                                     $     276,268,126    $     158,504,618
                                                                  =================    =================

----------
 * Commencement of operations.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and other equity securities of companies with market capitalizations in the range of companies included in the S&P Mid-Cap 400 Index (effective September 30, 2003, the Russell Midcap Value Index). The Fund was organized as a Massachusetts business trust on April 12, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or the Investment Manager determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,123,784 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $25, $188,301 and $7,725, respectively and received $19,338 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2003 aggregated $396,206,058 and $327,131,524, respectively.

For the year ended August 31, 2003 the Fund incurred brokerage commissions of $33,526 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $15,300.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                FOR THE YEAR      FOR THE YEAR
                                                    ENDED             ENDED
                                               AUGUST 31, 2003   AUGUST 31, 2002
                                               ---------------   ---------------
Ordinary income                                      --          $        19,501

As of August 31, 2003, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings                                    --
Capital loss carryforward*                      $  (15,087,079)
Post-October losses                                 (5,518,530)
Net unrealized appreciation                         39,424,796
                                                --------------
Total accumulated earnings                      $   18,819,187
                                                ==============

*As of August 31, 2003, the Fund had a net capital loss carryforward of $15,087,079 of which $4,185 will expire on August 31, 2010 and $15,082,894 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $873,726.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                     FOR THE PERIOD
                                                    FOR THE YEAR                    OCTOBER 29, 2001*
                                                       ENDED                             THROUGH
                                                   AUGUST 31, 2003                    AUGUST 31, 2002
                                           -------------------------------   -------------------------------
                                               SHARES           AMOUNT           SHARES           AMOUNT
                                           --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                              115,054   $      961,173          456,608   $    4,702,139
Reinvestment of dividends                              --               --              230            2,454
Redeemed                                         (173,866)      (1,426,387)         (86,773)        (824,149)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) -- Class A                (58,812)        (465,214)         370,065        3,880,444
                                           --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                                            1,366,029       11,463,631        7,771,474       80,153,599
Reinvestment of dividends                              --               --              851            9,080
Redeemed                                       (2,293,090)     (18,471,458)      (1,155,870)     (10,499,456)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) -- Class B               (927,061)      (7,007,827)       6,616,455       69,663,223
                                           --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                              227,668        1,891,523          877,923        8,959,262
Reinvestment of dividends                              --               --               83              884
Redeemed                                         (282,157)      (2,259,257)        (100,967)        (932,655)
                                           --------------   --------------   --------------   --------------
Net increase (decrease) -- Class C                (54,489)        (367,734)         777,039        8,027,491
                                           --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                           13,696,927      111,374,767       12,437,298      121,503,040
Reinvestment of dividends                              --               --              435            4,643
Redeemed                                       (4,701,478)     (40,054,007)        (844,684)      (7,586,096)
                                           --------------   --------------   --------------   --------------
Net increase -- Class D                         8,995,449       71,320,760       11,593,049      113,921,587
                                           --------------   --------------   --------------   --------------
Net increase in Fund                            7,955,087   $   63,479,985       19,356,608   $  195,492,745
                                           ==============   ==============   ==============   ==============

----------
 *   Commencement of operations.

MORGAN STANLEY MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                    FOR THE PERIOD
                                                   FOR THE YEAR    OCTOBER 29, 2001*
                                                      ENDED             THROUGH
                                                 AUGUST 31, 2003    AUGUST 31, 2002
                                                 ---------------   -----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $          8.19    $         10.00
                                                 ---------------    ---------------
Income (loss) from investment operations:
  Net investment loss++                                    (0.03)             (0.04)
  Net realized and unrealized gain (loss)                   1.95              (1.76)
                                                 ---------------    ---------------
Total income (loss) from investment operations              1.92              (1.80)
                                                 ---------------    ---------------

Less dividends from net investment income                      -              (0.01)
                                                 ---------------    ---------------

Net asset value, end of period                   $         10.11    $          8.19
                                                 ===============    ===============

TOTAL RETURN+                                              23.44%            (17.99)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                    1.47%              1.45%(2)(4)
Net investment loss                                        (0.39)%            (0.58)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $         3,173    $         3,053
Portfolio turnover rate                                      165%               121%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.66% AND (0.79)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    FOR THE PERIOD
                                                   FOR THE YEAR    OCTOBER 29, 2001*
                                                      ENDED             THROUGH
                                                 AUGUST 31, 2003    AUGUST 31, 2002
                                                 ---------------   -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $          8.15    $         10.00
                                                 ---------------    ---------------
Income (loss) from investment operations:
  Net investment loss++                                    (0.09)             (0.10)
  Net realized and unrealized gain (loss)                   1.92              (1.75)
                                                 ---------------    ---------------
Total income (loss) from investment operations              1.83              (1.85)
                                                 ---------------    ---------------

Less dividends from net investment income                      -               0.00#
                                                 ---------------    ---------------

Net asset value, end of period                   $          9.98    $          8.15
                                                 ===============    ===============

TOTAL RETURN+                                              22.45%            (18.47)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                    2.24%              2.20%(2)(4)
Net investment loss                                        (1.16)%            (1.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $        56,823    $        53,948
Portfolio turnover rate                                      165%               121%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 #   LESS THAN $0.005 PER SHARE.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.41% AND (1.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    FOR THE PERIOD
                                                   FOR THE YEAR    OCTOBER 29, 2001*
                                                      ENDED             THROUGH
                                                 AUGUST 31, 2003    AUGUST 31, 2002
                                                 ---------------   -----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $          8.15    $         10.00
                                                 ---------------    ---------------
Income (loss) from investment operations:
  Net investment loss++                                    (0.09)             (0.10)
  Net realized and unrealized gain (loss)                   1.92              (1.75)
                                                 ---------------    ---------------
Total income (loss) from investment operations              1.83              (1.85)
                                                 ---------------    ---------------

Less dividends from net investment income                      -               0.00#
                                                 ---------------    ---------------
Net asset value, end of period                   $          9.98    $          8.15
                                                 ===============    ===============

TOTAL RETURN+                                              22.45%            (18.48)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                    2.24%              2.20%(2)(4)
Net investment loss                                        (1.16)%            (1.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $         7,238    $         6,354
Portfolio turnover rate                                      165%               121%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 #   LESS THAN $0.005 PER SHARE.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.41% AND (1.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    FOR THE PERIOD
                                                   FOR THE YEAR    OCTOBER 29, 2001*
                                                      ENDED             THROUGH
                                                 AUGUST 31, 2003    AUGUST 31, 2002
                                                 ---------------   -----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $          8.21    $         10.00
                                                 ---------------    ---------------
Income (loss) from investment operations:
  Net investment loss++                                    (0.01)             (0.04)
  Net realized and unrealized gain (loss)                   1.95              (1.73)
                                                 ---------------    ---------------
Total income (loss) from investment operations              1.94              (1.77)
                                                 ---------------    ---------------

Less dividends from net investment income                      -              (0.02)
                                                 ---------------    ---------------

Net asset value, end of period                   $         10.15    $          8.21
                                                 ===============    ===============

TOTAL RETURN+                                              23.63%            (17.76)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                    1.24%              1.20%(2)(4)
Net investment loss                                        (0.16)%            (0.33)%(2)(4)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $       209,035    $        95,150
Portfolio turnover rate                                      165%               121%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.41% AND (0.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND

INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY MID-CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mid-Cap Value Fund (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and the period October 29, 2001 (commencement of operations) through August 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mid-Cap Value Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period October 29, 2001 (commencement of operations) through August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 15, 2003

MORGAN STANLEY MID-CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                     TERM OF
                                      POSITION(S)   OFFICE AND
     NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF
       INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  -----------  ------------      --------------------------------------------------------------
Michael Bozic (62)                    Trustee      Since             Retired; Director or Trustee of the Retail Funds and TCW/DW
c/o Mayer, Brown, Rowe & Maw LLP                   April 1994        Term Trust 2003 (since April 1994) and the Institutional Funds
Counsel to the Independent Directors                                 (since July 2003); formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                        (December 1998-October 2000), Chairman and Chief Executive
New York, NY                                                         Officer of Levitz Furniture Corporation (November 1995-
                                                                     November 1998) and President and Chief Executive Officer of
                                                                     Hills Department Stores (May 1991-July 1995); formerly
                                                                     variously Chairman, Chief Executive Officer, President and
                                                                     Chief Operating Officer (1987-1991) of the Sears Merchandise
                                                                     Group of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Trustee      Since             Director or Trustee of the Retail Funds and TCW/DW Term Trust
c/o Summit Ventures LLC                            January 1993      2003 (since January 1993) and the Institutional Funds (since
1 Utah Center                                                        July 2003); member of the Utah Regional Advisory Board of
201 S. Main Street                                                   Pacific Corp.; formerly United States Senator (R-Utah)
Salt Lake City, UT                                                   (1974-1992) and Chairman, Senate Banking Committee
                                                                     (1980-1986), Mayor of Salt Lake City, Utah (1971-1974),
                                                                     Astronaut, Space Shuttle Discovery (April 12-19, 1985), and
                                                                     Vice Chairman, Huntsman Corporation (chemical company).

Wayne E. Hedien (69)                  Trustee      Since             Retired; Director or Trustee of the Retail Funds and TCW/DW
c/o Mayer, Brown, Rowe & Maw LLP                   September         Term Trust 2003; (Since September 1997) and the Institutional
Counsel to the Independent Directors               1997              Funds (since July 2003); formerly associated with the Allstate
1675 Broadway                                                        Companies (1966-1994), most recently as Chairman of The
New York, NY                                                         Allstate Corporation (March 1993-December 1994) and Chairman
                                                                     and Chief Executive Officer of its wholly-owned subsidiary,
                                                                     Allstate Insurance Company (July 1989-December 1994).

                                        NUMBER OF
                                       PORTFOLIOS
                                         IN FUND
                                         COMPLEX
     NAME, AGE AND ADDRESS OF           OVERSEEN
       INDEPENDENT TRUSTEE             BY TRUSTEE***                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------  --------------        -----------------------------------------------------
Michael Bozic (62)                     216                  Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw LLP
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (70)                     216                  Director of Franklin Covey (time management systems),
c/o Summit Ventures LLC                                     BMW Bank of North America, Inc. (industrial loan
1 Utah Center                                               corporation), United Space Alliance (joint venture
201 S. Main Street                                          between Lockheed Martin and the Boeing Company) and
Salt Lake City, UT                                          Nuskin Asia Pacific (multilevel marketing); member of
                                                            the board of various civic and charitable
                                                            organizations.

Wayne E. Hedien (69)                   216                  Director of The PMI Group Inc. (private mortgage
c/o Mayer, Brown, Rowe & Maw LLP                            insurance); Trustee and Vice Chairman of The Field
Counsel to the Independent Directors                        Museum of Natural History; director of various other
1675 Broadway                                               business and charitable organizations.
New York, NY

                                                    TERM OF
                                      POSITION(S)  OFFICE AND
     NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF
       INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  -----------  ------------      --------------------------------------------------------------
Dr. Manuel H. Johnson (54)            Trustee      Since             Chairman of the Audit Committee and Director or Trustee of
c/o Johnson Smick International, Inc.              July 1991         the Retail Funds and TCW/DW Term Trust 2003 (since July 1991)
2099 Pennsylvania Avenue, N.W.                                       and the Institutional Funds (since July 2003); Senior Partner,
Suite 950                                                            Johnson Smick International, Inc., a consulting firm;
Washington, D.C.                                                     Co-Chairman and a founder of the Group of Seven Council
                                                                     (G7C), an international economic commission; formerly Vice
                                                                     Chairman of the Board of Governors of the Federal Reserve
                                                                     System and Assistant Secretary of the U.S. Treasury.

Joseph J. Kearns (61)                 Trustee      Since             Deputy Chairman of the Audit Committee and Director or
PMB754                                             July 2003         Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since
23852 Pacific Coast Highway                                          July 2003) and the Institutional Funds (since August 1994);
Malibu, CA                                                           previously Chairman of the Audit Committee of the
                                                                     Institutional Funds (October 2001-July 2003); President,
                                                                     Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.

Michael E. Nugent (67)                Trustee      Since             Chairman of the Insurance Committee and Director or Trustee
c/o Triumph Capital, L.P.                          July 1991         of the Retail Funds and TCW/DW Term Trust 2003 (since July
445 Park Avenue                                                      1991) and the Institutional Funds (since July 2001); General
New York, NY                                                         Partner of Triumph Capital, L.P., a private investment
                                                                     partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).

Fergus Reid (71)                      Trustee      Since             Chairman of the Governance Committee and Director or Trustee
85 Charles Colman Blvd.                            July 2003         of the Retail Funds and TCW/DW Term Trust 2003 (since
Pawling, NY                                                          July 2003) and the Institutional Funds (since June 1992);
                                                                     Chairman of Lumelite Plastics Corporation.

                                         NUMBER OF
                                        PORTFOLIOS
                                          IN FUND
                                          COMPLEX
     NAME, AGE AND ADDRESS OF            OVERSEEN
       INDEPENDENT TRUSTEE              BY TRUSTEE***                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------   --------------        -----------------------------------------------------
Dr. Manuel H. Johnson (54)             216                   Director of NVR, Inc. (home construction); Chairman
c/o Johnson Smick International, Inc.                        and Trustee of the Financial Accounting Foundation
2099 Pennsylvania Avenue, N.W.                               (oversight organization of the Financial Accounting
Suite 950                                                    Standards Board); Director of RBS Greenwich Capital
Washington, D.C.                                             Holdings (financial holding company).

Joseph J. Kearns (61)                  217                   Director of Electro Rent Corporation (equipment
PMB754                                                       leasing), The Ford Family Foundation, and the UCLA
23852 Pacific Coast Highway                                  Foundation.
Malibu, CA

Michael E. Nugent (67)                 216                   Director of various business organizations.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY

Fergus Reid (71)                       217                   Trustee and Director of certain investment companies
85 Charles Colman Blvd.                                      in the JPMorgan Funds complex managed by JP Morgan
Pawling, NY                                                  Investment Management Inc.

INTERESTED TRUSTEES:

                                                     TERM OF
                                      POSITION(S)   OFFICE AND
     NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF
       INTERESTED TRUSTEE              REGISTRANT  TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  -----------  ------------      --------------------------------------------------------------
Charles A. Fiumefreddo (70)           Chairman of  Since             Chairman and Director or Trustee of the Retail Funds and
c/o Morgan Stanley Trust              the Board    July 1991         TCW/DW Term Trust 2003 (since July 1991) and the Institutional
Harborside Financial Center,          and Trustee                    Funds (since July 2003); formerly Chief Executive Officer of
Plaza Two,                                                           the Retail Funds and the TCW/DW Term Trust 2003 (until
Jersey City, NJ                                                      September 2002).

James F. Higgins (55)                 Trustee      Since             Director or Trustee of the Retail Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                           June 2000         2003 (since June 2000) and the Institutional Funds (since
Harborside Financial Center,                                         July 2003); Senior Advisor of Morgan Stanley (since
Plaza Two,                                                           August 2000); Director of the Distributor and Dean Witter
Jersey City, NJ                                                      Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley
                                                                     (May 1999-August 2000), and President and Chief Operating
                                                                     Officer of Individual Securities of Morgan Stanley (February
                                                                     1997-May 1999).

Philip J. Purcell (59)                Trustee      Since             Director or Trustee of the Retail Funds and TCW/DW Term Trust
1585 Broadway                                      April 1994        2003 (since April 1994) and the Institutional Funds (since
New York, NY                                                         July 2003); Chairman of the Board of Directors and Chief
                                                                     Executive Officer of Morgan Stanley and Morgan Stanley DW
                                                                     Inc.; Director of the Distributor; Chairman of the Board of
                                                                     Directors and Chief Executive Officer of Novus Credit
                                                                     Services Inc.; Director and/or officer of various Morgan
                                                                     Stanley subsidiaries.

                                        NUMBER OF
                                       PORTFOLIOS
                                         IN FUND
                                         COMPLEX
       NAME, AGE AND ADDRESS OF         OVERSEEN
         INTERESTED TRUSTEE            BY TRUSTEE***        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------  --------------        -----------------------------------------------------
Charles A. Fiumefreddo (70)           216                   None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)                 216                   Director of AXA Financial, Inc. and The Equitable
c/o Morgan Stanley Trust                                    Life Assurance Society of the United States
Harborside Financial Center,                                (financial services).
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)                216                   Director of American Airlines, Inc. and its parent
1585 Broadway                                               company, AMR Corporation.
New York, NY

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                  TERM OF
                                POSITION(S)      OFFICE AND
 NAME, AGE AND ADDRESS OF        HELD WITH       LENGTH OF
    EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  --------------  ------------------  ------------------------------------------------------------------
Mitchell M. Merin (50)        President       Since May 1999      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                       Investment Management Inc.; President, Director and Chief
New York, NY                                                      Executive Officer of the Investment Manager and Morgan Stanley
                                                                  Services; Chairman, Chief Executive Officer and Director of the
                                                                  Distributor; Chairman and Director of the Transfer Agent;
                                                                  Director of various Morgan Stanley subsidiaries; President
                                                                  Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999);
                                                                  Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and
                                                                  President (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Executive Vice  Since               Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas   President and   April 2003          Stanley Investment Management Inc.; Managing DIrector of Morgan
New York, NY                  Principal                           Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
                              Executive                           Managing Director, Chief Administrative Officer and Director of
                              Officer                             the Investment Manager and Morgan Stanley Services; Chief
                                                                  Executive Officer and Director of the Transfer Agent; Executive
                                                                  Vice President and Principal Executive Officer of the
                                                                  Institutional Funds (since July 2003); and the TCW/DW Term Trust
                                                                  2003 (since April 2003); previously President of the
                                                                  Institutional Funds (March 2001-July 2003) and Director of the
                                                                  Institutional Funds (March 2001-July 2003).

Barry Fink (48)               Vice President  Since               General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   and General     February 1997       December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                  Counsel                             Director (since December 2000), Secretary (since February 1997)
                                                                  and Director (since July 1998) of the Investment Manager and
                                                                  Morgan Stanley Services; Assistant Secretary of Morgan Stanley
                                                                  DW; Chief Legal Officer of Morgan Stanley Investments LP (since
                                                                  July 2002); Vice President of the Institutional Funds (since
                                                                  July 2003); Vice President and Secretary of the Distributor;
                                                                  previously Secretary of the Retail Funds (February 1997-July
                                                                  2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                                  1997-December 2001).

Joseph J. McAlinden (60)      Vice President  Since July 1995     Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                                       Manager, Morgan Stanley Investment Management Inc. and Morgan
New York, NY                                                      Stanley Investments LP; Director of the Transfer Agent, Chief
                                                                  Investment Officer of the Van Kampen Funds; Vice President of
                                                                  the Institutional Funds (since July 2003) and the Retail Funds
                                                                  (since July 1995).

Stefanie V. Chang (36)        Vice President  Since July 2003     Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas                                       Investment Management Inc. and Vice President of the
New York, NY                                                      Institutional Funds (since December 1997) and the Retail Funds
                                                                  (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                                   TERM OF
                                POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
    EXECUTIVE OFFICER           REGISTRANT        TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  --------------   -----------------  ------------------------------------------------------------------
Francis Smith (38)            Treasurer and    Treasurer since    Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust      Chief Financial  July 2003 and      Services (since December 2001); previously Vice President of the
Harborside Financial Center,  Officer          Chief Financial    Retail Funds (September 2002-July 2003); previously Vice
Plaza Two,                                     Officer since      President of the Investment Manager and Morgan Stanley Services
Jersey City, NJ                                September 2002     (August 2000-November 2001) and Senior Manager at
                                                                  PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)         Vice President   Since July 2003    Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                                          of the Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                      Services; previously Treasurer of the Retail Funds (April
Plaza Two,                                                        1989-July 2003); formerly First Vice President of the Investment
Jersey City, NJ                                                   Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36)           Secretary        Since July 2003    Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the Americas                                       Stanley Investment Management Inc.; Secretary of the
New York, NY                                                      Institutional Funds (since June 1999) and the Retail Funds
                                                                  (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate,
                                                                  Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]                                  39917RPT-12333I03-AP-9/03



MORGAN STANLEY FUNDS


MORGAN STANLEY
MID-CAP
VALUE FUND


ANNUAL REPORT
AUGUST 31, 2003


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003